Fair Value Measurements - Schedule of Fair Value of Warrants (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
October 2016 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	142.46%	95.03%
Risk-free interest rates (in hundredths)	1.77%	1.93%
Expected life (in years)	4 years 7 days	4 years 9 months 18 days
June 2016 Series C Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)		94.19%
Risk-free interest rates (in hundredths)		2.01%
Expected life (in years)		5 years 6 months
July 2015 Series A Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	165.32%	95.51%
Risk-free interest rates (in hundredths)	1.59%	1.59%
Expected life (in years)	2 years 9 months 22 days	3 years 7 months 6 days
February 2015 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	181.24%	95.52%
Risk-free interest rates (in hundredths)	1.53%	1.47%
Expected life (in years)	2 years 4 months 17 days	3 years 1 month 6 days
October 2013 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected volatility (in hundredths)	227.68%	152.70%
Risk-free interest rates (in hundredths)	1.33%	1.20%
Expected life (in years)	1 year 29 days	1 year 9 months 18 days